Cover	Jun. 10, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2021
Entity File Number	001-38015
Entity Registrant Name	SIGMA LABS, INC.
Entity Central Index Key	0000788611
Entity Tax Identification Number	27-1865814
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3900 Paseo del Sol
Entity Address, City or Town	Santa Fe
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87507
City Area Code	(505)
Local Phone Number	438-2576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SGLB
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock, par value $0.001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.001 per share
Trading Symbol	SGLBW
Security Exchange Name	NASDAQ